PROVISIONS - Schedule of Changes in Provisions (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 14,787,443	$ 19,312,108
Increases	5,366,226	8,834,915
Gain on net monetary position	(4,034,605)	(11,648,294)
Decreases	(2,053,249)	(1,711,286)
Ending balance	14,065,815	14,787,443
Labor and social security
Reconciliation of changes in other provisions [abstract]
Beginning balance	3,390,452	3,740,608
Increases	1,373,379	2,926,024
Gain on net monetary position	(799,403)	(2,716,325)
Decreases	(1,107,636)	(559,855)
Ending balance	2,856,792	3,390,452
Environmental restoration
Reconciliation of changes in other provisions [abstract]
Beginning balance	9,793,122	13,102,994
Increases	3,266,967	4,698,691
Gain on net monetary position	(2,807,152)	(7,580,588)
Decreases	(247,200)	(427,975)
Ending balance	10,005,737	9,793,122
Civil and other
Reconciliation of changes in other provisions [abstract]
Beginning balance	1,603,869	2,468,506
Increases	725,880	1,210,200
Gain on net monetary position	(428,050)	(1,351,381)
Decreases	(698,413)	(723,456)
Ending balance	$ 1,203,286	$ 1,603,869